Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Themes China Generative Artificial Intelligence ETF
Shareholder Report [Line Items]
Fund Name	Themes China Generative Artificial Intelligence ETF
Class Name	Themes China Generative Artificial Intelligence ETF
Trading Symbol	DRGN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes China Generative Artificial Intelligence ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/drgn. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/drgn
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes China Generative Artificial Intelligence ETF	$18	0.39%
[1]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.39%
Net Assets	$ 22,236,760
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$22,236,760
Number of Holdings	23
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Xiaomi Corp.	6.7%
Baidu, Inc.	6.6%
Foxconn Industrial Internet Co. Ltd.	6.6%
Yuanjie Semiconductor Technology Co. Ltd.	6.4%
Hygon Information Technology Co. Ltd.	6.1%
Cambricon Technologies Corp. Ltd.	6.0%
Montage Technology Co. Ltd.	5.8%
Zhejiang Dahua Technology Co. Ltd.	5.0%
Kuaishou Technology	4.9%
360 Security Technology, Inc.	4.9%

Top Sectors	(%)
Technology	66.5%
Communications	21.1%
Consumer Discretionary	9.8%
Cash & Other	2.6%

Updated Prospectus Web Address	https://themesetfs.com/etfs/drgn
Themes Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Themes Cloud Computing ETF
Class Name	Themes Cloud Computing ETF
Trading Symbol	CLOD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/clod. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/clod
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Cloud Computing ETF	$15	0.35%
[2]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.35%
Net Assets	$ 1,541,624
Holdings Count | $ / shares	49
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,541,624
Number of Holdings	49
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.6%
Alphabet, Inc.	5.3%
Amazon.com, Inc.	5.1%
Crowdstrike Holdings, Inc.	4.7%
Microsoft Corp.	4.5%
Oracle Corp.	4.4%
Adobe, Inc.	4.2%
Salesforce, Inc.	4.1%
SAP SE	4.1%
ServiceNow, Inc.	4.0%

Top Sectors	(%)
Technology	74.7%
Communications	13.5%
Consumer Discretionary	9.1%
Industrials	2.4%
Financials	0.2%
Cash & Other	0.1%

Updated Prospectus Web Address	https://themesetfs.com/etfs/clod
Themes Copper Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Copper Miners ETF
Class Name	Themes Copper Miners ETF
Trading Symbol	COPA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Copper Miners ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/copa. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/copa
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Copper Miners ETF	$19	0.35%
[3]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 11,587,342
Holdings Count | $ / shares	50
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,587,342
Number of Holdings	50
Portfolio Turnover	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Freeport-McMoRan, Inc.	8.8%
BHP Group Ltd.	4.3%
Glencore PLC	4.1%
First Quantum Minerals Ltd.	4.0%
Lundin Mining Corp.	3.9%
Teck Resources Ltd.	3.6%
Antofagasta PLC	3.3%
Southern Copper Corp.	3.3%
Jiujiang Defu Technology Co. Ltd.	3.2%
Ivanhoe Mines Ltd.	3.1%

Top Sectors	(%)
Materials	98.2%
Industrials	1.7%
Cash & Other	0.1%

Updated Prospectus Web Address	https://themesetfs.com/etfs/copa
Themes Cybersecurity ETF
Shareholder Report [Line Items]
Fund Name	Themes Cybersecurity ETF
Class Name	Themes Cybersecurity ETF
Trading Symbol	SPAM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/spam. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/spam
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Cybersecurity ETF	$16	0.35%
[4]
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.35%
Net Assets	$ 2,296,525
Holdings Count | $ / shares	35
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,296,525
Number of Holdings	35
Portfolio Turnover	22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	7.9%
Akamai Technologies, Inc.	6.5%
Nebius Group NV	5.4%
Fortinet, Inc.	5.1%
CoreWeave, Inc.	5.0%
CACI International, Inc.	4.8%
Clear Secure, Inc.	4.7%
NEXTDC Ltd.	4.6%
Fastly, Inc.	4.5%
Booz Allen Hamilton Holding Corp.	4.3%

Top Sectors	(%)
Technology	91.9%
Communications	5.6%
Industrials	2.3%
Cash & Other	0.2%

Updated Prospectus Web Address	https://themesetfs.com/etfs/spam
Themes Generative Artificial Intelligence ETF
Shareholder Report [Line Items]
Fund Name	Themes Generative Artificial Intelligence ETF
Class Name	Themes Generative Artificial Intelligence ETF
Trading Symbol	WISE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/wise. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/wise
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Generative Artificial Intelligence ETF	$15	0.35%
[5]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.35%
Net Assets	$ 30,825,094
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,825,094
Number of Holdings	42
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Brand Engagement Network, Inc.	6.8%
Blaize Holdings, Inc.	5.0%
NVIDIA Corp.	4.9%
Advanced Micro Devices, Inc.	4.8%
Palantir Technologies, Inc.	4.8%
SoundHound AI, Inc.	4.3%
QuickLogic Corp.	4.2%
Datavault AI, Inc.	4.0%
BigBear.ai Holdings, Inc.	3.9%
Information Services Group, Inc.	3.9%

Top Sectors	(%)
Technology	85.4%
Industrials	6.9%
Consumer Discretionary	3.6%
Communications	2.8%
Health Care	0.8%
Energy	0.3%
Cash & Other	0.2%

Updated Prospectus Web Address	https://themesetfs.com/etfs/wise
Themes Global Systemically Important Banks ETF
Shareholder Report [Line Items]
Fund Name	Themes Global Systemically Important Banks ETF
Class Name	Themes Global Systemically Important Banks ETF
Trading Symbol	GSIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/gsib. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/gsib
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Global Systemically Important Banks ETF	$18	0.35%
[6]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Net Assets	$ 27,356,070
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$27,356,070
Number of Holdings	29
Portfolio Turnover	9%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Industrial & Commercial Bank of China Ltd.	3.7%
Bank of China Ltd.	3.7%
UBS Group AG	3.7%
Goldman Sachs Group, Inc.	3.6%
Agricultural Bank of China Ltd.	3.7%
State Street Corp.	3.6%
Banco Santander SA	3.6%
HSBC Holdings PLC	3.6%
Wells Fargo & Co.	3.6%
Morgan Stanley	3.6%

Top Sectors	(%)
Financials	99.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://themesetfs.com/etfs/gsib
Themes Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Gold Miners ETF
Class Name	Themes Gold Miners ETF
Trading Symbol	AUMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Gold Miners ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/aumi. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/aumi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Gold Miners ETF	$19	0.35%
[7]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 30,613,496
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,613,496
Number of Holdings	31
Portfolio Turnover	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Alamos Gold, Inc.	5.2%
Endeavour Mining PLC	5.1%
Agnico Eagle Mines Ltd.	5.0%
Equinox Gold Corp.	4.9%
Kinross Gold Corp.	4.8%
Anglogold Ashanti PLC	4.7%
IAMGOLD Corp.	4.6%
Lundin Gold, Inc.	4.6%
DPM Metals, Inc.	4.6%
Gold Fields Ltd.	4.4%

Top Sectors	(%)
Materials	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	https://themesetfs.com/etfs/aumi
Themes Humanoid Robotics ETF
Shareholder Report [Line Items]
Fund Name	Themes Humanoid Robotics ETF
Class Name	Themes Humanoid Robotics ETF
Trading Symbol	BOTT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Humanoid Robotics ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/bott. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/bott
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Humanoid Robotics ETF	$19	0.35%
[8]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 30,801,885
Holdings Count | $ / shares	31
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,801,885
Number of Holdings	31
Portfolio Turnover	54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Yujin Robot Co. Ltd.	7.6%
Neuromeka Co. Ltd.	6.9%
Teradyne, Inc.	6.8%
Palladyne AI Corp.	5.4%
Rainbow Robotics	5.1%
NVIDIA Corp.	4.8%
Leader Harmonious Drive Systems Co. Ltd.	4.7%
MDA Space Ltd.	4.5%
Tesla, Inc.	4.5%
Hyulim ROBOT Co. Ltd.	4.4%

Top Sectors	(%)
Industrials	67.7%
Technology	15.5%
Consumer Discretionary	14.0%
Communications	2.3%
Cash & Other	0.5%

Updated Prospectus Web Address	https://themesetfs.com/etfs/bott
Themes Lithium & Battery Metal Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Lithium & Battery Metal Miners ETF
Class Name	Themes Lithium & Battery Metal Miners ETF
Trading Symbol	LIMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/limi. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/limi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Lithium & Battery Metal Miners ETF	$20	0.35%
[9]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%
Net Assets	$ 2,913,836
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,913,836
Number of Holdings	47
Portfolio Turnover	35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
PLS Group Ltd.	10.7%
Albemarle Corp.	8.6%
Guangzhou Tinci Materials Technology Co. Ltd.	6.1%
Tianqi Lithium Corp.	4.7%
Ganfeng Lithium Group Co. Ltd.	4.3%
Liontown Ltd.	4.1%
Zhejiang Huayou Cobalt Co. Ltd.	4.0%
IGO Ltd.	3.6%
Elevra Lithium Ltd.	3.3%
GEM Co. Ltd.	2.8%

Top Sectors	(%)
Materials	99.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://themesetfs.com/etfs/limi
Themes Natural Monopoly ETF
Shareholder Report [Line Items]
Fund Name	Themes Natural Monopoly ETF
Class Name	Themes Natural Monopoly ETF
Trading Symbol	CZAR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/czar. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/czar
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Natural Monopoly ETF	$17	0.35%
[10]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 1,518,841
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,518,841
Number of Holdings	97
Portfolio Turnover	33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
BAE Systems PLC	5.3%
Honeywell International, Inc.	4.8%
Cisco Systems, Inc.	4.2%
Fortive Corp.	4.1%
ASX Ltd.	4.0%
Broadcom, Inc.	3.7%
Blackrock, Inc.	3.4%
Raymond James Financial, Inc.	3.4%
Mastercard, Inc.	3.4%
Visa, Inc.	3.2%

Top Sectors	(%)
Industrials	27.6%
Technology	18.5%
Financials	18.0%
Health Care	8.9%
Consumer Staples	7.4%
Consumer Discretionary	5.2%
Energy	3.6%
Utilities	3.6%
Materials	3.4%
Cash & Other	3.8%

Updated Prospectus Web Address	https://themesetfs.com/etfs/czar
Themes Silver Miners ETF
Shareholder Report [Line Items]
Fund Name	Themes Silver Miners ETF
Class Name	Themes Silver Miners ETF
Trading Symbol	AGMI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Silver Miners ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/agmi. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/agmi
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Silver Miners ETF	$20	0.35%
[11]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.35%
Net Assets	$ 14,740,871
Holdings Count | $ / shares	39
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$14,740,871
Number of Holdings	39
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Newmont Corp.	10.6%
Fresnillo PLC	10.1%
First Majestic Silver Corp.	9.7%
Wheaton Precious Metals Corp.	6.5%
Industrias Penoles SAB de CV	5.3%
Discovery Silver Corp.	4.6%
Pan American Silver Corp.	4.6%
Zijin Mining Group Co. Ltd.	4.4%
Endeavour Silver Corp.	4.3%
Silvercorp Metals, Inc.	3.8%

Top Sectors	(%)
Materials	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://themesetfs.com/etfs/agmi
Themes Transatlantic Defense ETF
Shareholder Report [Line Items]
Fund Name	Themes Transatlantic Defense ETF
Class Name	Themes Transatlantic Defense ETF
Trading Symbol	NATO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Transatlantic Defense ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/nato. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/nato
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Transatlantic Defense ETF	$17	0.35%
[12]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 101,846,826
Holdings Count | $ / shares	81
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$101,846,826
Number of Holdings	81
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
RTX Corp.	8.8%
General Electric Co.	7.4%
Boeing Co.	7.0%
Rolls-Royce Holdings PLC	5.9%
Lockheed Martin Corp.	5.8%
Honeywell International, Inc.	5.4%
Northrop Grumman Corp.	4.7%
Airbus SE	4.7%
Safran SA	4.7%
Howmet Aerospace, Inc.	4.5%

Top Sectors	(%)
Industrials	96.9%
Technology	1.6%
Communications	0.1%
Consumer Discretionary	0.1%
Materials	0.0%
Cash & Other	1.3%

Updated Prospectus Web Address	https://themesetfs.com/etfs/nato
Themes Uranium & Nuclear ETF
Shareholder Report [Line Items]
Fund Name	Themes Uranium & Nuclear ETF
Class Name	Themes Uranium & Nuclear ETF
Trading Symbol	URAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/uran. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/uran
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Uranium & Nuclear ETF	$17	0.35%
[13]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 27,912,801
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$27,912,801
Number of Holdings	41
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Cameco Corp.	9.3%
Constellation Energy Corp.	7.6%
PG&E Corp.	3.6%
American Electric Power Co., Inc.	3.6%
Duke Energy Corp.	3.6%
Uranium Energy Corp.	3.3%
NexGen Energy Ltd.	3.2%
CGN Power Co. Ltd.	3.1%
NAC Kazatomprom JSC	3.1%
Public Service Enterprise Group, Inc.	3.0%

Top Sectors	(%)
Materials	52.5%
Utilities	33.4%
Industrials	12.4%
Technology	1.3%
Cash & Other	0.4%

Updated Prospectus Web Address	https://themesetfs.com/etfs/uran
Themes US Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Cash Flow Champions ETF
Class Name	Themes US Cash Flow Champions ETF
Trading Symbol	LGCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/lgcf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/lgcf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US Cash Flow Champions ETF	$15	0.29%
[14]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 3,110,795
Holdings Count | $ / shares	77
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,110,795
Number of Holdings	77
Portfolio Turnover	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Exxon Mobil Corp.	7.0%
Chevron Corp.	6.7%
AbbVie, Inc.	4.7%
JPMorgan Chase & Co.	4.5%
Goldman Sachs Group, Inc.	4.4%
Wells Fargo & Co.	4.2%
Gilead Sciences, Inc.	2.9%
American Express Co.	2.8%
ConocoPhillips	2.8%
Pfizer, Inc.	2.8%

Top Sectors	(%)
Financials	35.7%
Energy	25.7%
Health Care	15.8%
Communications	7.7%
Consumer Discretionary	5.0%
Technology	4.1%
Consumer Staples	2.5%
Materials	2.0%
Industrials	1.1%
Cash & Other	0.4%

Updated Prospectus Web Address	https://themesetfs.com/etfs/lgcf
Themes US Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Themes US Infrastructure ETF
Class Name	Themes US Infrastructure ETF
Trading Symbol	HWAY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/hway. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/hway
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US Infrastructure ETF	$15	0.29%
[15]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 2,648,697
Holdings Count | $ / shares	99
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,648,697
Number of Holdings	99
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Caterpillar, Inc.	5.9%
Deere & Co.	5.1%
Parker-Hannifin Corp.	5.0%
Quanta Services, Inc.	4.9%
CSX Corp.	4.7%
Union Pacific Corp.	4.4%
Emerson Electric Co.	4.2%
Norfolk Southern Corp.	4.1%
CRH PLC	3.7%
Fastenal Co.	3.2%

Top Sectors	(%)
Industrials	77.8%
Materials	19.9%
Consumer Discretionary	1.5%
Utilities	0.3%
Energy	0.1%
Cash & Other	0.4%

Updated Prospectus Web Address	https://themesetfs.com/etfs/hway
Themes US R&D Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US R&D Champions ETF
Class Name	Themes US R&D Champions ETF
Trading Symbol	USRD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/usrd. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/usrd
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US R&D Champions ETF	$14	0.29%
[16]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 938,972
Holdings Count | $ / shares	51
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$938,972
Number of Holdings	51
Portfolio Turnover	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
ARM Holdings PLC	3.1%
Vertiv Holdings Co.	2.9%
Keysight Technologies, Inc.	2.8%
Corteva, Inc.	2.5%
Motorola Solutions, Inc.	2.4%
Deere & Co.	2.3%
Applied Materials, Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.2%
Fortinet, Inc.	2.1%
Electronic Arts, Inc.	2.1%

Top Sectors	(%)
Technology	53.9%
Health Care	15.1%
Industrials	11.9%
Communications	9.3%
Consumer Discretionary	3.5%
Materials	2.5%
Consumer Staples	2.1%
Real Estate	1.4%
Cash & Other	0.3%

Updated Prospectus Web Address	https://themesetfs.com/etfs/usrd
Themes US Small Cap Cash Flow Champions ETF
Shareholder Report [Line Items]
Fund Name	Themes US Small Cap Cash Flow Champions ETF
Class Name	Themes US Small Cap Cash Flow Champions ETF
Trading Symbol	SMCF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://themesetfs.com/etfs/smcf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://themesetfs.com/etfs/smcf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US Small Cap Cash Flow Champions ETF	$15	0.29%
[17]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 2,788,710
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,788,710
Number of Holdings	74
Portfolio Turnover	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
APA Corp.	4.9%
East West Bancorp, Inc.	4.7%
RenaissanceRe Holdings Ltd.	4.5%
Reinsurance Group of America, Inc.	4.5%
Fidelity National Financial, Inc.	4.0%
Sterling Infrastructure, Inc.	3.9%
Mueller Industries, Inc.	3.8%
HF Sinclair Corp.	3.1%
Builders FirstSource, Inc.	3.0%
UMB Financial Corp.	2.7%

Top Sectors	(%)
Financials	50.3%
Energy	16.9%
Industrials	14.3%
Consumer Discretionary	6.7%
Technology	2.8%
Health Care	2.5%
Materials	2.4%
Consumer Staples	2.0%
Communications	1.3%
Cash & Other	0.8%

Updated Prospectus Web Address	https://themesetfs.com/etfs/smcf

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